Note 15 - Mezzanine Equity and Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

12. Mezzanine Equity and Stockholders’ Equity

The Company has one class of capital stock: common stock. The following summarizes the terms of the Company’s capital stock.

Common Stock

Pursuant to the Company’s restated Articles of Incorporation, the Company was authorized to issue up to 1,000,000,000 shares of common stock at $0.0001 par value. There were 191,402,433 and 189,467,338 shares issued and outstanding, including treasury shares, at March 31, 2023 and December 31, 2022, respectively. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Company's Board of Directors. The Company’s Board of Directors has not declared common stock dividends since inception.

Sponsor Earn-Out Shares

On July 1, 2021, the Company modified the terms of 2,916,700 shares of common stock (“Sponsor Earn-Out Shares”) then held by Apex’s sponsor, such that such shares will be subject to the following vesting provisions:

•

100% of the Sponsor Earn-Out Shares shall vest and be released if at any time through the seventh anniversary of the Apex Business Combination, AvePoint's stock price is greater than or equal to $15.00 (as adjusted for share splits, share capitalization, reorganizations, recapitalizations and the like) over any 20 trading days within any 30 trading day period; and

•

100% of the remaining Sponsor Earn-Out Shares that have not previously vested shall vest and be released if at any time through the seventh anniversary of the Apex Business Combination, the Company consummates a subsequent transaction.

The Sponsor Earn-Out Shares are currently outstanding and receive all benefits of regular shares with the exception of the fact that the shares are held in escrow and restricted from transfer until the vesting conditions described above are met. Consequently, the shares are classified as equity. No Sponsor Earn-Out Shares have vested as of  March 31, 2023.

Public Warrants to Acquire Common Stock

On July 1, 2021, as part of the Apex Business Combination, the Company issued 17,500,000 public warrants with an exercise price of $11.50. Each warrant entitles the registered holder to purchase one share of AvePoint's common stock and the warrants are exercisable from the date of issuance through the fifth anniversary of the Apex Business Combination. At  March 31, 2023, all 17,500,000 warrants remain outstanding.

Share Repurchase Program

On March 17, 2022, the Company announced that its Board of Directors authorized a new share repurchase program (the “Share Repurchase Program”) for the Company to buy back shares of its common stock. Under the Share Repurchase Program, the Company has the authority to buy up to a maximum of $150 million of common stock shares via acquisitions in the open market or privately negotiated transactions. The Share Repurchase Program will remain open for a period of three years from the date of authorization and may be suspended or discontinued at any time. The Company is not obligated to make purchases of, nor is it obligated to acquire any particular amount of, common stock under the Share Repurchase Program. During the three months ended March 31, 2023, the Company purchased 424,876 shares at an average price of $4.2635.

15. Mezzanine Equity and Stockholders’ Equity (Deficiency)

Prior to the Business Combination, the Company had two classes of capital stock: common stock and preferred stock. Following the Business Combination, the Company has one class of capital stock: common stock. The following summarizes the terms of the Company’s capital stock.

Common Stock

Pursuant to the Company’s restated Articles of Incorporation, the Company is authorized to issue up to 1,000,000,000 shares of common stock at $0.0001 par value. There were 185,277,588 and 181,821,767 shares issued and outstanding as of December 31, 2022 and 2021, respectively, net of treasury shares. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company’s Board of Directors has not declared common stock dividends since inception.

On July 1, 2021, as part of the Business Combination, all outstanding shares of Legacy AvePoint Common Stock was converted into common stock of AvePoint, Inc. using an exchange ratio of 8.69144 per share and options to purchase common stock of Legacy AvePoint were converted into options to purchase common stock of AvePoint, Inc. using an exchange ratio of 8.6914. All per share information has been retroactively adjusted for this exchange ratio.

Sponsor Earn-Out Shares

On July 1, 2021, as a result of the Business Combination, the Company modified the terms of 2,916,700 shares of common stock (“Sponsor Earn-Out Shares”) then held by Apex’s sponsor, such that such shares will be subject to the following vesting provisions:

■

100% of the Sponsor Earn-Out Shares shall vest and be released if at any time through the seventh anniversary of the Business Combination, AvePoint’s stock price is greater than or equal to $15.00 (as adjusted for share splits, share capitalization, reorganizations, recapitalizations and the like) over any 20 trading days within any 30 trading day period; and

■

100% of the remaining Sponsor Earn-Out Shares that have not previously vested shall vest and be released if at any time through the seventh anniversary of the Business Combination, the Company consummates a subsequent transaction.

The Sponsor Earn-Out Shares are currently outstanding and receive all benefits of regular shares with the exception of the fact that the shares are held in escrow and restricted from transfer until the vesting conditions described above are met. Consequently, the shares are classified as equity. No Sponsor Earn-Out Shares have vested as of December 31, 2022.

Public Warrants to Acquire Common Stock

On July 1, 2021, as part of the Business Combination, the Company issued 17,500,000 public warrants with an exercise price of $11.50. Each warrant entitles the registered holder to purchase one share of AvePoint’s common stock and the warrants are exercisable from the date of issuance through the fifth anniversary of the Business Combination. The public warrants are equity classified and its fair value, based on the publicly traded warrants, was $59.3 million on July 1, 2021, and included in the additional paid-in capital on the consolidated balance sheets. As of December 31, 2022, all 17,500,000 warrants remain outstanding.

Convertible Contingently Redeemable Preferred Stock

On July 1, 2021, as part of the Business Combination, the 42,000,592 outstanding preferred stock of the Company was redeemed for cash in part and converted into AvePoint’s common stock in part in connection with the Business Combination with the Apex Group as described in “Note 3 — Business Combination.” At December 31, 2021 and December 31, 2020, the Company was authorized to issue up to 42,000,592 shares of Series C convertible preferred stock (the “Series C Preferred Stock” or “Preferred Stock”) at $0.0001 par value, respectively. The Company had 42,000,592 shares issued and outstanding as of December 31, 2020. The Series C Preferred Stock liquidation preference was $403.4 million as of December 31, 2020. In addition to the Series C Preferred Stock, at December 31, 2021, the Company was authorized to issue up to 20,000,000 of “blank check” preferred stock, the rights, preferences and privileges of which may be designated from time to time by the Company's Board of Directors. Although authorized for issuance, no shares of preferred stock were issued and outstanding at December 31, 2021.

No dividends were declared related to the Preferred Stock in the years ended December 31, 2021 and 2020.

Share Repurchase Program

On March 17, 2022, the Company announced that its Board of Directors authorized a new share repurchase program (the “Share Repurchase Program”) for the Company to buy back shares of its common stock. Under the Share Repurchase Program, the Company has the authority to buy up to a maximum of $150 million of common stock shares via acquisitions in the open market or privately negotiated transactions. The Share Repurchase Program will remain open for a period of three years from the date of authorization and may be suspended or discontinued at any time. The Company is not obligated to make purchases of, nor is it obligated to acquire any particular amount of, common stock under the Share Repurchase Program. During the year ended December 31, 2022, the Company purchased 4,046,186 shares at an average price of $4.92.

Redeemable Noncontrolling Interest

On December 24, 2020, AEPL, an unaffiliated entity, acquired a redeemable noncontrolling interest in EduTech through the contribution of $7.5 million. As of December 31, 2020, AvePoint owned a 77.78% interest in EduTech and AEPL owned a 22.22% interest in EduTech.

On February 11, 2021, AEPL acquired additional redeemable noncontrolling interest in EduTech through the contribution of $0.8 million. At the transaction closing date, AvePoint owned a 76.09% interest in EduTech and AEPL owned a 23.91% interest in EduTech. As part of AEPL’s initial and subsequent investment in EduTech, the Company granted AEPL a put option which allows AEPL to cause the Company to repurchase AEPL’s shares in EduTech at any time between December 24, 2022, and December 24, 2023, at a price equal to AEPL’s initial and subsequent investment amounts.

On February 18, 2022, EduTech consummated the acquisition of 100% of the equity in I-Access for an aggregate purchase price of approximately $7.1 million. The negotiated transaction consideration includes EduTech issuing shares and rights for shares which both also subject to a guaranteed minimum revenue provision (the “GMR”), and granting the former I-Access shareholders a put option which allows sellers to cause EduTech to repurchase the shares of EduTech for approximately $5.9 million, upon 24 months from Acquisition Close Date or the occurrence of certain triggering events which are in the control of the Company. Under the GMR the former I-Access shareholders may have earned additional shares or return shares base on a revenue surplus and shortfall outcome.

On April 15, 2022, the Company implemented a management changeover. As a result, pursuant to the terms of the Share Purchase Agreement, the GMR was cancelled and the 292,440 EduTech shares issued as consideration on the I-Access Closing Date, the 30,252 EduTech shares held in escrow, and the put option on EduTech shares were no longer contingent, reclassified to mezzanine equity and included in redeemable noncontrolling interest. From the date the GMR was cancelled to December 31, 2022, AvePoint owned a 73.82% interest in EduTech, AEPL owned a 23.20% interest in EduTech and the former I-Access shareholders owned a 2.98% interest in EduTech.

At each reporting period, we increase the carrying amount of the redeemable noncontrolling interest by periodic accretions using the interest method so that the carrying amount will equal the redemption amount on the date that the put option becomes exercisable. These adjustments are recorded as net income attributable to and accretion of redeemable noncontrolling interest on the consolidated statements of mezzanine equity and stockholders’ equity (deficiency). The roll forward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 31, 2021)	$5,210
Issuance of redeemable noncontrolling interest in EduTech	5,794
Net loss attributable to redeemable noncontrolling interest	(401)
Other comprehensive income attributable to redeemable noncontrolling interest	61
Adjustment to present redemption value as of December 31, 2022	3,343
Ending balance (December 31, 2022)	$14,007